CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash dividends per share	$ 0.15	$ 0.12
Accumulated Deficit [Member]
Cash dividends per share	$ 0.15	$ 0.12